Supplemental Items	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Supplemental Items

19. Supplemental Items

In the consolidated financial statements, compensation costs are included in both operating and general and administrative expenses. For 2018, employee compensation costs of $17 million (2017 - $14 million) were included in operating expenses and $26 million (2017 - $30 million) were included in general and administrative expenses on a gross basis.